Annual Operating Expenses - VIPOverseasPortfolio-InitialServiceService2PRO - VIPOverseasPortfolio-InitialServiceService2PRO - VIP Overseas Portfolio	Apr. 29, 2023
VIP Overseas Portfolio - Initial Class
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.77%
VIP Overseas Portfolio - Service Class
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.12%
Total annual operating expenses	0.87%
VIP Overseas Portfolio - Service Class 2
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	1.02%